Kinetics Mutual Funds Inc.
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

May 3, 2017

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 "F" Street, N.E.
Washington, D.C.  20549

Re:	Kinetics Mutual Funds Inc. ("Registrant")
File Nos.: 333-78275 and 811-09303

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Registrant on behalf of its series (the "Funds"), hereby certifies that the forms of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendments for the Funds dated April 28, 2017 and May 1, 2017, and filed electronically as Post-Effective Amendment Nos. 55 and 56, respectively, to the Funds' Registration Statement on Form N-1A on April 27, 2017 and May 1, 2017, respectively.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7220.

Sincerely,

/s/ Eric W. Pinciss

Eric W. Pinciss, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures